Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	iClick Interactive Asia Group Ltd
Entity Central Index Key	0001697818
Current Fiscal Year End Date	--12-31
Entity File Number	001-38313
Entity Address Address Line1	15/F
Entity Address, Address Line Two	Prosperity Millennia Plaza
Entity Address, Address Line Three	663 King’s Road
Entity Address City Or Town	Quarry Bay, Hong Kong S.A.R
Entity Address, Country	CN